Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
Subsequent to December 31, 2017, Korea Hydro & Nuclear Power Co., Ltd., Korea South-East Power Co., Ltd., Korea Midland Power Co., Ltd. and Korea Southern Power Co., Ltd. issued additional corporate bond, asset backed short-term bond, non-guaranteed bonds and foreign currency borrowings for funding facilities and operations as follows:

Company Name	Type	Issue date	Maturity	Interest rate (%)		Amounts
	In millions of won and thousands of foreign currencies
Korea Hydro & Nuclear Power Co., Ltd.	#48-1 corporate bond	2018.03.13	2021.03.13	2.40	￦	160,000
	#48-2 corporate bond	2018.03.13	2023.03.13	2.70		20,000
	#48-3 corporate bond	2018.03.13	2028.03.13	2.86		30,000
	#48-4 corporate bond	2018.03.13	2048.03.13	2.94		90,000
	Global bond 9	2018.03.13	2028.03.13	3.35		HKD 1,650,000
Korea South-East Power Co., Ltd	Asset backed short-term bond	2018.01.24	2018.04.10	1.79		190,000
Korea Midland Power Co., Ltd	#41-1 non-guaranteed corporate bond	2018.02.20	2023.02.20	2.72		60,000
	#41-2 non-guaranteed corporate bond	2018.02.20	2028.02.20	2.92		130,000
Korea Southern Power Co., Ltd	#43-1 non-guaranteed bond	2018.01.11	2021.01.11	2.32		120,000
	#43-2 non-guaranteed bond	2018.01.11	2023.01.11	2.57		20,000
	#43-3 non-guaranteed bond	2018.01.11	2028.01.11	2.76		60,000
	Non-guaranteed foreign currency bond (Global bond 18)	2018.01.29	2021.01.29	3.00		USD 400,000